Financial instruments- Forward Contracts (Details) - Forward Contracts - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Forward contract assets	$ 0.0	$ 27.9
Forward contract liabilities	0.0	(92.2)
Unrealized Loss	$ 0.0	$ (64.3)	$ (35.1)	$ 4.4